Financial risk management	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Financial risk management
3.	Financial risk management

3.1	Financial risk factors
The Group’s activities expose it to a variety of financial risks: market risk (including interest rate risk and exchange risk), credit risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance. Risk management is carried out by the senior management of the Group.

(a)	Market risk

(i)	Interest rate risk
The Group’s interest rate risk primarily arises from wealth management products (Note 21(ii)), bank deposits (Note 23), borrowings (Note 28) and loans to/from related parties (Note 33(b)(ii)). Those carried at variable rates expose the Group to cash flow interest rate risk whereas those at fixed rates expose the Group to fair value interest rate risk. Interest amounts continue to be insignificant during the reported periods.

(ii)	Exchange risk
The Group is exposed to exchange risk arising from foreign currency exposures, primarily with respect to US$. Foreign exchange risk arises when future commercial transactions or recognized assets or liabilities are denominated in a currency that is not the functional currency of the Group entity. The Group’s net result is not significantly impacted since transactions, assets and liabilities of each Group entity are mostly denominated in the functional currency of the respective entity.

(b)	Credit risk
Credit risk primarily arises from wealth management products, cash and cash equivalents, trade and other receivables, amounts due from related parties and contract assets. The maximum exposure to credit risk is represented by the carrying amount of each financial asset in the balance sheets.
The credit risk of wealth management products and cash and cash equivalents is limited because the counterparties are mainly state-owned or reputable commercial institutions located in the PRC and Hong Kong.
For trade and other receivables, amounts due from related parties and contract assets, management makes periodic as well as individual assessments on the recoverability based on historical settlement records and past experience and adjusts for forward looking information on macroeconomic factors affecting the ability of the debtors to settle the receivables.

The Group applies the simplified approach for the Group’s trade receivables and contract assets without significant financial component by using a lifetime expected loss provision.
The trade receivables and contract assets relating to customers with known financial difficulties or with significant doubt on collection of receivables are assessed individually for provision for impairment allowance. As at December 31, 2020, the balance of loss allowance in respect of these individually assessed receivables was RMB2,036,000 (2019: RMB356,000).
Management has assessed that, on the basis of lifetime expected credit loss approach, the expected credit loss % for trade receivables and contract assets with different groupings based on shared credit risk characteristics as follows:

	Within 2 months	Between 2 months to 1 year	Between 1 to 2 years	Between 2 to 3 years	After 3 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As at December 31, 2019
Expected loss rate	1%	1%	20%	60%	100%
Trade receivables and contract assets, gross	40,834	39,837	5,484	1,300	556	88,011
Loss allowance	392	398	1,107	781	556	3,234

	Within 6 months	Between 6 months to 1 year	Between 1 to 2 years	Between 2 to 3 years	After 3 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As at December 31, 2020
Expected loss rate	5%	11%	20%	65%	100%
Trade receivables and contract assets, gross	118,104	41,047	21,304	1,562	83	182,100
Loss allowance	6,304	4,692	4,300	1,017	83	16,396
The contribution of sales of IVD products to the overall revenue mix increased in 2020. The expected loss rates are thereby adjusted to reflect the different credit risk characteristics, timing of settlements, etc. related to those customers (Note 19).
In view of the history of cooperation with debtors and the sound collection history of other receivables and amounts due from related parties, management believes that the credit risk inherent in these outstanding receivables is not significant. There are no significant increases in credit risk of the receivables comparing with initial recognition and so the
12-month
expected credit loss approach is adopted.
Loss allowance provisions for trade and other receivables and contract assets were disclosed in Note 19, Note 20 and Note 6 respectively.

(c)	Liquidity risk
The Group aims to maintain sufficient cash to meet obligations falling due as well as operating and capital requirements.
The table below analyzes the Group’s financial liabilities into relevant maturity groupings based on the remaining period at each year-end
date to the contractual maturity date.

The amounts disclosed in the table are the contractual undiscounted cash flows except for financial instruments with preferred rights, which are presented on a fair value basis.

	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As at December 31, 2019

Financial instruments with preferred rights	—	2,106,334	—	—	2,106,334
Borrowings	21,009	3,293	607	—	24,909
Lease liabilities	16,788	13,308	19,439	—	49,535
Trade payables	49,955	—	—	—	49,955
Other payables	79,923	—	—	—	79,923
Amounts due to a related party	34	—	—	—	34

Total	167,709	2,122,935	20,046	—	2,310,690

As at December 31, 2020

Borrowings	60,689	5,779	—	—	66,468
Lease liabilities	19,094	16,833	28,705	3,004	67,636
Trade payables	34,071	—	—	—	34,071
Other payables	56,206	—	—	—	56,206
Amounts due to a related party	24	—	—	—	24

Total	170,084	22,612	28,705	3,004	224,405

3.2	Capital management
The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.
The Group monitors capital by regularly reviewing the capital structure. The Group may adjust the amount of dividends paid to shareholders, provide returns for shareholders, issue new shares or sell assets to repay borrowings.
The Group monitors capital on the basis of the
debt-to-adjusted
capital ratio. This ratio is calculated as net debt divided by adjusted capital. Net debt is calculated as total borrowings and lease liabilities less cash and cash equivalents. Adjusted capital comprises all components of equity as shown in the consolidated balance sheets and financial instruments with preferred rights, if any, on an as-if-
converted basis. As at December 31, 2019 and 2020, the Group has no net debt outstanding.

3.3	Fair value estimation
The table below analyzes the Group’s financial instruments carried at fair value as at December 31, 2019 and 2020 by level of the inputs to valuation techniques used to measure fair value. Such inputs are categorized into three levels within a fair value hierarchy as follows:

(i)	Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1).

(ii)	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 2).

(iii)	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (level 3).

		Level 1	Level 2	Level 3	Total
	Notes	RMB’000	RMB’000	RMB’000	RMB’000
As at December 31, 2019

Assets
Financial assets at fair value through profit or loss
- wealth management products	21(ii)	—	—	122,224	122,224

Liabilities
Financial instruments with preferred rights	30	—	—	2,106,334	2,106,334

As at December 31, 2020

Assets
Financial assets at fair value through profit or loss
- other investment	21(i)	—	—	19,609	19,609
- wealth management products	21(ii)	—	—	130,002	130,002
- equity security	21(iii)	10,292	—	—	10,292

Derivative financial instruments - foreign currency forwards	22	—	196	—	196

Total		10,292	196	149,611	160,099

There were no transfers between levels 1, 2 and 3 during the reported periods.

Financial instruments in Level
 3
If one or more of the significant inputs are not based on observable market data, the instrument is included in level 3.
Specific valuation techniques used to value financial instruments include:

•	Quoted market prices or dealer quotes for similar instruments;

•	Discounted cash flow model and unobservable inputs mainly including assumptions of expected future cash flows and discount rate; and

•	A combination of observable and unobservable inputs, including risk-free rate, expected volatility, discount rate for lack of marketability, market multiples, etc.
Level 3 instruments of the Group’s assets and liabilities include wealth management products, other investment measured at FVPL and financial instruments with preferred rights, respectively.
The following table presents the movements in level 3 instruments for the reported periods, except for those of financial instruments with preferred rights which are presented in Note 30.

	Year ended December 31,
	2018 RMB’000	2019 RMB’000	2020 RMB’000
Wealth management products
Opening balance	252,915	38,597	122,224
Additions	895,140	479,100	1,628,558
Settlements	(1,116,604)	(396,420)	(1,625,106)
Investment income credited to profit or loss (Note 9)	7,146	947	4,652
Exchange differences	—	—	(326)

Closing balance	38,597	122,224	130,002

Other investment
Opening balance	—	—	—
Additions	—	—	19,000
Fair value change recognized in profit or loss (Note 9)	—	—	609

Closing balance	—	—	19,609

The valuations of Level 3 instruments of wealth management products, other investment and financial instruments with preferred rights are set out in Note 21(ii), Note 21(i) and Note 4(a), respectively.
The carrying amounts of the Group’s other financial assets and liabilities, including cash and cash equivalents, trade and other receivables, trade and other payables, amounts due from/to related parties and borrowings, approximate their fair values.